FT Vest U.S. Equity Dual Directional Buffer ETF - November Annual Fund Operating Expenses - FT Vest U.S. Equity Dual Directional Buffer ETF - November - FT Vest U.S. Equity Dual Directional Buffer ETF - November
	Sep. 17, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.85%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.